FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Warrants Related to Share Purchase Agreements

The following table summarizes information about the fair value of the above warrants related to share purchase agreements:

	June 30, 2013	December 31, 2012
January Warrants	$9	$25
A Warrants	23	39
A' Warrants	48	72

Total	$80	$136